Offerings	May 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	1.75% Convertible Senior Notes due 2030
Amount Registered | shares	172,500,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 172,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,409.75
Offering Note
(3)
Includes an indeterminate number of shares of Common Stock, $0.001 par value per share (the “Common Stock”), of Cipher Mining Inc. issuable upon conversion of the Notes. The initial maximum conversion rate of the Notes is 224.9213 shares of Common Stock per $1,000 principal amount of Notes. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the amount of shares of Common Stock whose offer and sale is registered by the registration statement relating to the prospectus supplement to which this exhibit is attached includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. No additional consideration will be received in connection with the exercise of the conversion privilege of the Notes.

(4)
Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the shares of Common Stock issuable upon conversion of the Notes because no additional consideration is to be received in connection with the exercise of the conversion privilege of the Notes.

(5)
The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(1)
Represents the aggregate principal amount of 1.75% Convertible Senior Notes due 2030 (the “Notes”) whose offer and sale are registered by the registration statement relating to the prospectus supplement to which this exhibit is attached.

(2)	Includes $22,500,000 aggregate principal amount of Notes that may be offered and sold pursuant to the exercise in full of the underwriters’ option to purchase additional Notes.
(5)
The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act.